Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheet ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets
Cash and Cash Equivalents	¥ 1		¥ 6
Prepaid expenses and other current assets	23,195		13,801
Inter-company receivable	73,345
Non-current assets
Investment in subsidiary	1,610		32,181
Total assets	98,151		45,988
Current liabilities
Inter-company payable	31,492		20,380
Due to related parties	289		299
Other payables and accrued liabilities	1,382		131
Total liabilities	33,163		20,810
Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at March 31, 2021 and March 31, 2022
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 4,517,793 shares as at March 31, 2021 and 8,267,793 shares as at March 31, 2022	5	1	4
Additional paid-in capital	152,236		73,217
Accumulated deficit	(88,277)	$ (13,904)	(49,444)
Accumulated other comprehensive income	1,024		1,401
Total shareholders’ equity	64,988		25,178
Total liabilities and shareholders’ equity	¥ 98,151		¥ 45,988